Investments (Tables)	12 Months Ended
Mar. 31, 2024
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Summary of Company's Investments	The Company’s investments consisted of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)

Investments in equity method investees	$68.4	$63.1
Other investments	6.4	1.6

	$74.8	$64.7